Result And Remuneration To Shareholders - Schedule of Operating Revenues, Costs and Expenses (Details) R$ in Millions		12 Months Ended
		Dec. 31, 2025 BRL (R$) Number		Dec. 31, 2024 BRL (R$) Number		Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
NET REVENUE		R$ 42,751		R$ 39,820		R$ 36,850
COST OF ENERGY AND GAS		(23,681)		(21,978)		(19,822)
COSTS AND EXPENSES
Personnel	[1]	(1,453)		(1,413)		(1,308)
Employees and managers' income sharing	[1]	(215)		(159)		(157)
Post-employment obligations	[1]	751		(484)		(591)
Materials, outsourced services and others expenses (revenues)	[1]	(3,249)		(2,813)		(2,228)
Depreciation and amortization	[1]	(1,533)		(1,376)		(1,274)
Operating provisions and impairment	[1]	(894)		(135)	[2]	(609)
Construction costs	[1]	(6,103)		(5,002)		(4,072)
Other revenues		174	[1]	3,195	[1]	327
Total costs and expenses of operation	[1]	(12,522)		(8,187)		(10,239)
COSTS AND EXPENSES	[1]	(36,203)		(30,165)		(30,061)
Share of profit of equity-accounted investees and joint ventures, net of tax		201		224		432
Gains arising from the sale of non-current asset held for sale						9
Income before financial revenue (expenses) and taxes		6,749		9,879		7,230
Finance net income (expenses)		(1,079)		(521)		(379)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		5,670		9,358		6,851
Income tax and social contribution tax		(771)		(2,239)		(1,084)
NET INCOME FOR THE YEAR		4,899		7,119		5,767
Equity holders of the parent		4,897		7,117		5,764
Non-controlling interests		R$ 2		R$ 2		3
Number Of Reportable Segments | Number		6		6
Operating Segments [Member] | Energy Generation Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		R$ 3,074		R$ 2,919		2,875
COST OF ENERGY AND GAS		(621)		(383)		(347)
COSTS AND EXPENSES
Personnel	[1]	(144)		(150)		(148)
Employees and managers' income sharing	[1]	(20)		(18)		(16)
Post-employment obligations	[1]	75		(51)		(59)
Materials, outsourced services and others expenses (revenues)	[1]	(289)		(249)		(223)
Depreciation and amortization	[1]	(330)		(325)		(327)
Operating provisions and impairment	[1]	(45)		8	[2]	(29)
Construction costs	[1]
Other revenues	[1]			43
Total costs and expenses of operation	[1]	(753)		(742)		(802)
COSTS AND EXPENSES	[1]	(1,374)		(1,125)		(1,149)
Share of profit of equity-accounted investees and joint ventures, net of tax						(2)
Gains arising from the sale of non-current asset held for sale
Income before financial revenue (expenses) and taxes		1,700		1,794		1,724
Finance net income (expenses)		3		(180)		(11)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		1,703		1,614		1,713
Income tax and social contribution tax		(184)		(334)		(326)
NET INCOME FOR THE YEAR		1,519		1,280		1,387
Equity holders of the parent		1,519		1,280		1,387
Non-controlling interests
Operating Segments [Member] | Energy Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		1,447		1,293		1,091
COST OF ENERGY AND GAS
COSTS AND EXPENSES
Personnel	[1]	(159)		(149)		(137)
Employees and managers' income sharing	[1]	(20)		(16)		(16)
Post-employment obligations	[1]	45		(32)		(36)
Materials, outsourced services and others expenses (revenues)	[1]	(299)		(97)		(88)
Depreciation and amortization	[1]	(15)		(9)		(1)
Operating provisions and impairment	[1]	(25)		5	[2]	(14)
Construction costs	[1]	(446)		(290)		(172)
Other revenues	[1]			1,521
Total costs and expenses of operation	[1]	(919)		933		(464)
COSTS AND EXPENSES	[1]	(919)		933		(464)
Share of profit of equity-accounted investees and joint ventures, net of tax
Gains arising from the sale of non-current asset held for sale
Income before financial revenue (expenses) and taxes		528		2,226		627
Finance net income (expenses)		(31)		(108)		(48)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		497		2,118		579
Income tax and social contribution tax		(45)		(557)		(114)
NET INCOME FOR THE YEAR		452		1,561		465
Equity holders of the parent		452		1,561		465
Non-controlling interests
Operating Segments [Member] | Energy Trading Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		8,421		7,279		7,686
COST OF ENERGY AND GAS		(8,216)		(6,509)		(6,318)
COSTS AND EXPENSES
Personnel	[1]	(41)		(29)		(27)
Employees and managers' income sharing	[1]	(8)		(2)		(3)
Post-employment obligations	[1]	10		(7)		(8)
Materials, outsourced services and others expenses (revenues)	[1]	(40)		(26)		(18)
Depreciation and amortization	[1]
Operating provisions and impairment	[1]	(15)		(76)	[2]	(7)
Construction costs	[1]
Other revenues	[1]
Total costs and expenses of operation	[1]	(94)		(140)		(63)
COSTS AND EXPENSES	[1]	(8,310)		(6,649)		(6,381)
Share of profit of equity-accounted investees and joint ventures, net of tax
Gains arising from the sale of non-current asset held for sale
Income before financial revenue (expenses) and taxes		111		630		1,305
Finance net income (expenses)		17		24		82
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		128		654		1,387
Income tax and social contribution tax		35		(136)		(428)
NET INCOME FOR THE YEAR		163		518		959
Equity holders of the parent		163		518		959
Non-controlling interests
Operating Segments [Member] | Energy Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		29,043		26,617		23,348
COST OF ENERGY AND GAS		(15,511)		(14,735)		(12,656)
COSTS AND EXPENSES
Personnel	[1]	(990)		(968)		(875)
Employees and managers' income sharing	[1]	(135)		(104)		(102)
Post-employment obligations	[1]	578		(323)		(400)
Materials, outsourced services and others expenses (revenues)	[1]	(2,484)		(2,295)		(2,157)
Depreciation and amortization	[1]	(1,054)		(922)		(834)
Operating provisions and impairment	[1]	(728)		(8)	[2]	(455)
Construction costs	[1]	(5,325)		(4,379)		(3,600)
Other revenues	[1]	40
Total costs and expenses of operation	[1]	(10,098)		(8,999)		(8,423)
COSTS AND EXPENSES	[1]	(25,609)		(23,734)		(21,079)
Share of profit of equity-accounted investees and joint ventures, net of tax
Gains arising from the sale of non-current asset held for sale
Income before financial revenue (expenses) and taxes		3,434		2,883		2,269
Finance net income (expenses)		(887)		(17)		(253)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		2,547		2,866		2,016
Income tax and social contribution tax		(426)		(662)		(405)
NET INCOME FOR THE YEAR		2,121		2,204		1,611
Equity holders of the parent		2,121		2,204		1,611
Non-controlling interests
Operating Segments [Member] | Gas Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		2,789		3,477		3,618
COST OF ENERGY AND GAS		(1,442)		(2,127)		(2,237)
COSTS AND EXPENSES
Personnel	[1]	(64)		(73)		(73)
Employees and managers' income sharing	[1]	(12)
Post-employment obligations	[1]
Materials, outsourced services and others expenses (revenues)	[1]	(95)		(83)		(63)
Depreciation and amortization	[1]	(102)		(98)		(94)
Operating provisions and impairment	[1]	3		(1)	[2]	2
Construction costs	[1]	(332)		(333)		(300)
Other revenues	[1]
Total costs and expenses of operation	[1]	(602)		(588)		(528)
COSTS AND EXPENSES	[1]	(2,044)		(2,715)		(2,765)
Share of profit of equity-accounted investees and joint ventures, net of tax
Gains arising from the sale of non-current asset held for sale
Income before financial revenue (expenses) and taxes		745		762		853
Finance net income (expenses)		(49)		(52)		(9)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		696		710		844
Income tax and social contribution tax		(183)		(213)		(248)
NET INCOME FOR THE YEAR		513		497		596
Equity holders of the parent		511		495		593
Non-controlling interests		2		2		3
Operating Segments [Member] | Investees Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE		120		131		18
COST OF ENERGY AND GAS		(2)		(86)		(4)
COSTS AND EXPENSES
Personnel	[1]	(55)		(44)		(48)
Employees and managers' income sharing	[1]	(20)		(19)		(20)
Post-employment obligations	[1]	43		(71)		(88)
Materials, outsourced services and others expenses (revenues)	[1]	(74)		(97)		275
Depreciation and amortization	[1]	(32)		(22)		(18)
Operating provisions and impairment	[1]	(84)		(63)	[2]	(106)
Construction costs	[1]
Other revenues	[1]	134		1,631
Total costs and expenses of operation	[1]	(88)		1,315		(5)
COSTS AND EXPENSES	[1]	(90)		1,229		(9)
Share of profit of equity-accounted investees and joint ventures, net of tax		201		224		434
Gains arising from the sale of non-current asset held for sale						9
Income before financial revenue (expenses) and taxes		231		1,584		452
Finance net income (expenses)		(132)		(188)		(140)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX		99		1,396		312
Income tax and social contribution tax		32		(337)		437
NET INCOME FOR THE YEAR		131		1,059		749
Equity holders of the parent		131		1,059		749
Non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	[3]	(2,143)		(1,896)		(1,786)
COST OF ENERGY AND GAS	[3]	2,111		1,862		1,740
COSTS AND EXPENSES
Personnel	[1],[3]
Employees and managers' income sharing	[1],[3]
Post-employment obligations	[1],[3]
Materials, outsourced services and others expenses (revenues)	[1],[3]	32		34		46
Depreciation and amortization	[1],[3]
Operating provisions and impairment	[1],[3]				[2]
Construction costs	[1],[3]
Other revenues	[1],[3]
Total costs and expenses of operation	[1],[3]	32		34		46
COSTS AND EXPENSES	[1],[3]	2,143		1,896		1,786
Share of profit of equity-accounted investees and joint ventures, net of tax	[3]
Gains arising from the sale of non-current asset held for sale	[3]
Income before financial revenue (expenses) and taxes	[3]
Finance net income (expenses)	[3]
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	[3]
Income tax and social contribution tax	[3]
NET INCOME FOR THE YEAR	[3]
Equity holders of the parent	[3]
Non-controlling interests	[3]

[1]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

[2]	Includes the impairment loss on CEMIG GT’s investment in Aliança Norte, disclosed in Investees Segment.
[3]	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.